Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) - Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) (Details) - Donegal Mutual Insurance Company 401(k) Plan [Member]	12 Months Ended
Dec. 31, 2025 USD ($) shares
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Total assets	$ 215,196,056
Common/Collective Trust Funds [Member]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Current value	19,831,490
Registered Investment Companies [Member]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Current value	185,024,573
Employer Securities [Member]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Current value	$ 10,339,993
Investment, Identifier [Axis]: American Funds New Perspective Fund R6 [Member]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issue, borrower, lessor, or similar party	American Funds New Perspective Fund R6 [Member]
Number of units (in Shares) | shares	96,993	[1]
Description of investment	Registered Investment Company [Member]	[1]
Participation status	Participant-directed Investments [Member]	[2]
Current value	$ 6,854,502
Investment, Identifier [Axis]: Baron Asset Fund R6 [Member]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issue, borrower, lessor, or similar party	Baron Asset Fund R6 [Member]
Number of units (in Shares) | shares	36,902	[1]
Description of investment	Registered Investment Company [Member]	[1]
Participation status	Participant-directed Investments [Member]	[2]
Current value	$ 3,542,235
Investment, Identifier [Axis]: Columbia Trust Contrarian Core 1 [Member]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issue, borrower, lessor, or similar party	Columbia Trust Contrarian Core 1 [Member]
Number of units (in Shares) | shares	174,116	[1]
Description of investment	Common/Collective Trust Funds [Member]	[1]
Participation status	Participant-directed Investments [Member]	[2]
Current value	$ 6,337,830
Investment, Identifier [Axis]: Dodge & Cox Inc X [Member]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issue, borrower, lessor, or similar party	Dodge & Cox Inc X [Member]
Number of units (in Shares) | shares	441,184	[1]
Description of investment	Registered Investment Company [Member]	[1]
Participation status	Participant-directed Investments [Member]	[2]
Current value	$ 5,673,622
Investment, Identifier [Axis]: Donegal Group Inc. Shares of Class A Common Stock [Member]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[3]
Identity of issue, borrower, lessor, or similar party	Donegal Group Inc. [Member]	[3]
Number of units (in Shares) | shares	471,167	[1],[3]
Description of investment	Class A Donegal Group Inc. Common Stock [Member]	[1],[3]
Participation status	Participant-directed Investments [Member]	[2],[3]
Current value	$ 9,413,915	[3]
Investment, Identifier [Axis]: Donegal Group Inc. Shares of Class B Common Stock [Member]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[3]
Identity of issue, borrower, lessor, or similar party	Donegal Group Inc. [Member]	[3]
Number of units (in Shares) | shares	52,350	[1],[3]
Description of investment	Class B Donegal Group Inc. Common Stock [Member]	[1],[3]
Participation status	Participant-directed Investments [Member]	[2],[3]
Current value	$ 926,078	[3]
Investment, Identifier [Axis]: Fidelity 500 Index Instl Prem [Member]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issue, borrower, lessor, or similar party	Fidelity 500 Index Instl Prem [Member]
Number of units (in Shares) | shares	97,511	[1]
Description of investment	Registered Investment Company [Member]	[1]
Participation status	Participant-directed Investments [Member]	[2]
Current value	$ 23,180,204
Investment, Identifier [Axis]: Fidelity Advisor Equity Growth Z [Member]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issue, borrower, lessor, or similar party	Fidelity Advisor Equity Growth Z [Member]
Number of units (in Shares) | shares	769,937	[1]
Description of investment	Registered Investment Company [Member]	[1]
Participation status	Participant-directed Investments [Member]	[2]
Current value	$ 20,872,990
Investment, Identifier [Axis]: Fidelity US Bond Index [Member]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issue, borrower, lessor, or similar party	Fidelity US Bond Index [Member]
Number of units (in Shares) | shares	276,337	[1]
Description of investment	Registered Investment Company [Member]	[1]
Participation status	Participant-directed Investments [Member]	[2]
Current value	$ 2,918,120
Investment, Identifier [Axis]: Galliard Stable Return C [Member]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issue, borrower, lessor, or similar party	Galliard Stable Return C [Member]
Number of units (in Shares) | shares	22,952	[1]
Description of investment	Common/Collective Trust Funds [Member]	[1]
Participation status	Participant-directed Investments [Member]	[2]
Current value	$ 1,454,250
Investment, Identifier [Axis]: MFS International Diversification R6 [Member]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issue, borrower, lessor, or similar party	MFS International Diversification R6 [Member]
Number of units (in Shares) | shares	194,605	[1]
Description of investment	Registered Investment Company [Member]	[1]
Participation status	Participant-directed Investments [Member]	[2]
Current value	$ 5,406,123
Investment, Identifier [Axis]: Neuberger & Berman Genesis R6 [Member]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issue, borrower, lessor, or similar party	Neuberger & Berman Genesis R6 [Member]
Number of units (in Shares) | shares	82,900	[1]
Description of investment	Registered Investment Company [Member]	[1]
Participation status	Participant-directed Investments [Member]	[2]
Current value	$ 4,455,053
Investment, Identifier [Axis]: Putnam Large Cap Value Trust CL-I [Member]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issue, borrower, lessor, or similar party	Putnam Large Cap Value Trust CL-I [Member]
Number of units (in Shares) | shares	459,519	[1]
Description of investment	Common/Collective Trust Funds [Member]	[1]
Participation status	Participant-directed Investments [Member]	[2]
Current value	$ 12,039,410
Investment, Identifier [Axis]: T. Rowe Price Capital Appreciation Fund [Member]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issue, borrower, lessor, or similar party	T. Rowe Price Capital Appreciation Fund [Member]
Number of units (in Shares) | shares	172,666	[1]
Description of investment	Registered Investment Company [Member]	[1]
Participation status	Participant-directed Investments [Member]	[2]
Current value	$ 6,169,354
Investment, Identifier [Axis]: T. Rowe Price Mid Cap Value Fund [Member]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issue, borrower, lessor, or similar party	T. Rowe Price Mid Cap Value Fund [Member]
Number of units (in Shares) | shares	210,502	[1]
Description of investment	Registered Investment Company [Member]	[1]
Participation status	Participant-directed Investments [Member]	[2]
Current value	$ 6,750,787
Investment, Identifier [Axis]: T. Rowe Price Small Cap Stock Fund [Member]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issue, borrower, lessor, or similar party	T. Rowe Price Small Cap Stock Fund [Member]
Number of units (in Shares) | shares	139,437	[1]
Description of investment	Registered Investment Company [Member]	[1]
Participation status	Participant-directed Investments [Member]	[2]
Current value	$ 7,953,484
Investment, Identifier [Axis]: Thornburg Strategic Inc R6 [Member]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issue, borrower, lessor, or similar party	Thornburg Strategic Inc R6 [Member]
Number of units (in Shares) | shares	148,395	[1]
Description of investment	Registered Investment Company [Member]	[1]
Participation status	Participant-directed Investments [Member]	[2]
Current value	$ 1,727,321
Investment, Identifier [Axis]: Vanguard Federal Money Market Fund Investor [Member]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issue, borrower, lessor, or similar party	Vanguard Federal Money Market Fund Investor [Member]
Number of units (in Shares) | shares	7,389,998	[1]
Description of investment	Registered Investment Company [Member]	[1]
Participation status	Participant-directed Investments [Member]	[2]
Current value	$ 7,394,969
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2020 [Member]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issue, borrower, lessor, or similar party	Vanguard Institutional Target Retirement 2020 [Member]
Number of units (in Shares) | shares	70,948	[1]
Description of investment	Registered Investment Company [Member]	[1]
Participation status	Participant-directed Investments [Member]	[2]
Current value	$ 1,947,523
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2025 [Member]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issue, borrower, lessor, or similar party	Vanguard Institutional Target Retirement 2025 [Member]
Number of units (in Shares) | shares	100,637	[1]
Description of investment	Registered Investment Company [Member]	[1]
Participation status	Participant-directed Investments [Member]	[2]
Current value	$ 2,007,706
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2030 [Member]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issue, borrower, lessor, or similar party	Vanguard Institutional Target Retirement 2030 [Member]
Number of units (in Shares) | shares	370,256	[1]
Description of investment	Registered Investment Company [Member]	[1]
Participation status	Participant-directed Investments [Member]	[2]
Current value	$ 15,672,918
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2035 [Member]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issue, borrower, lessor, or similar party	Vanguard Institutional Target Retirement 2035 [Member]
Number of units (in Shares) | shares	192,157	[1]
Description of investment	Registered Investment Company [Member]	[1]
Participation status	Participant-directed Investments [Member]	[2]
Current value	$ 5,261,265
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2040 [Member]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issue, borrower, lessor, or similar party	Vanguard Institutional Target Retirement 2040 [Member]
Number of units (in Shares) | shares	470,354	[1]
Description of investment	Registered Investment Company [Member]	[1]
Participation status	Participant-directed Investments [Member]	[2]
Current value	$ 23,494,206
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2045 [Member]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issue, borrower, lessor, or similar party	Vanguard Institutional Target Retirement 2045 [Member]
Number of units (in Shares) | shares	165,327	[1]
Description of investment	Registered Investment Company [Member]	[1]
Participation status	Participant-directed Investments [Member]	[2]
Current value	$ 5,743,459
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2050 [Member]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issue, borrower, lessor, or similar party	Vanguard Institutional Target Retirement 2050 [Member]
Number of units (in Shares) | shares	75,345	[1]
Description of investment	Registered Investment Company [Member]	[1]
Participation status	Participant-directed Investments [Member]	[2]
Current value	$ 4,466,477
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2055 [Member]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issue, borrower, lessor, or similar party	Vanguard Institutional Target Retirement 2055 [Member]
Number of units (in Shares) | shares	66,634	[1]
Description of investment	Registered Investment Company [Member]	[1]
Participation status	Participant-directed Investments [Member]	[2]
Current value	$ 4,342,328
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2060 [Member]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issue, borrower, lessor, or similar party	Vanguard Institutional Target Retirement 2060 [Member]
Number of units (in Shares) | shares	45,107	[1]
Description of investment	Registered Investment Company [Member]	[1]
Participation status	Participant-directed Investments [Member]	[2]
Current value	$ 2,750,604
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2065 [Member]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issue, borrower, lessor, or similar party	Vanguard Institutional Target Retirement 2065 [Member]
Number of units (in Shares) | shares	36,951	[1]
Description of investment	Registered Investment Company [Member]	[1]
Participation status	Participant-directed Investments [Member]	[2]
Current value	$ 1,479,141
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2070 [Member]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issue, borrower, lessor, or similar party	Vanguard Institutional Target Retirement 2070 [Member]
Number of units (in Shares) | shares	5,758	[1]
Description of investment	Registered Investment Company [Member]	[1]
Participation status	Participant-directed Investments [Member]	[2]
Current value	$ 183,216
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement [Member]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of issue, borrower, lessor, or similar party	Vanguard Institutional Target Retirement [Member]
Number of units (in Shares) | shares	1,065,390	[1]
Description of investment	Registered Investment Company [Member]	[1]
Participation status	Participant-directed Investments [Member]	[2]
Current value	$ 14,776,966

[1]	There is no maturity date, rate of interest, collateral, par or maturity value for the investments in the Plan.
[2]	Historical cost information is not required to be disclosed for participant-directed investments.
[3]	Party-in-interest